Condensed Consolidated Statements of Cash Flows (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
OPERATING ACTIVITIES
Net income / loss	$ 3,934,031	$ 277,887	$ (85,070)	$ (1,967,256)
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation and amortization	563,836	1,401,192	3,089,088	4,699,640
Gain / Loss on sale and disposal of equipment	(306,457)	0	5,739	119,023
Realized gain on sale of marketable securities	0	(11,762)	(24,653)	0
Deferred income taxes	1,156,848	75,481	73,116	(1,132,597)
Stock-based compensation	38,696	44,636	279,362	576,498
Issuance of warrants	30,023	0	0	46,353
Common stock issued to consultant for services			50,000	0
Bad debt expense (recoveries)	126,234	(1,739)	57,957	(84,691)
Changes in operating assets and liabilities
Accounts receivable	(5,755,348)	(1,638,199)	(3,344,045)	(319,232)
Income taxes receivable			0	634,941
Inventories	8,219	(28,853)	276,329	(248,905)
Prepaids and other current assets	(486,077)	(209,281)	(208,729)	(277,769)
Other non-current assets	(98,380)	(75,865)	(566,121)	6,767
Accounts payable and accrued expenses	(65,609)	750,090	631,098	888,333
Income taxes payable	1,509,297	0
Deferred rent payable	(733)	(296)	(1,184)	22,044
Net cash provided from operating activities	654,580	583,291	232,887	2,963,149
INVESTING ACTIVITIES
Purchases of property and equipment	(591,753)	(1,421,912)	(3,814,431)	(5,273,646)
Proceeds from sale and disposal of equipment	1,802,333	0	1,154,180	257,557
Sales of available-for-sale securities	0	110,462	180,208	0
Net cash provided (used) in investing activities	1,210,580	(1,311,450)	(2,480,043)	(5,016,089)
FINANCING ACTIVITIES
Proceeds from issuance of common stock			1,994,800	0
Net line of credit (repayments) borrowings	(916,605)	725,000	(112,175)	1,213,227
Proceeds from issuance of long-term debt	0	1,359,907	11,968,882	1,737,500
Repayment of long-term debt	(667,653)	(854,360)	(11,487,729)	(2,118,589)
Payments upon interest rate swap settlements	(11,258)	0
Net cash (used) provided from financing activities	(1,595,516)	1,230,547	2,363,778	832,138
Net Increase (Decrease) in Cash and Cash Equivalents	269,644	502,388	116,622	(1,220,802)
Cash and Cash Equivalents, Beginning of Period	533,627	417,005	417,005	1,637,807
Cash and Cash Equivalents, End of Period	803,271	919,393	533,627	417,005
Supplemental cash flow information consists of the following:
Cash paid for interest	235,629	198,689	857,330	741,177
Cash paid for taxes	0	0	0	0
Supplemental Disclosure of Non-cash Investing and Financing Activities:
Non-cash commitments entered into for equipment loans			438,025	282,145
Increase (decrease) in fair value of available-for-sale securities	$ 0	$ 29,098	$ 29,415	$ (214,993)
Non-cash conversion of related party subordinated debt into shares of common stock			1,477,760	0